SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Relevant Exchange Rates) (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NIS [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		3.519	3.11	3.215
Percentage Increase Decrease In Exchange Rate During Year		13.15%	(3.27%)	(6.97%)
Brazilian Real [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Exchange rate of one US dollar		5.2177	5.5805	5.1967
Percentage Increase Decrease In Exchange Rate During Year		(6.50%)	7.39%	28.93%
Israeli CPI [Member]
Dollar Exchange Rate of Relevant Currencies [Line Items]
Consumer Price Index Inflationary Points	[1]	123.19	117.03	113.84
Percentage Increase Decrease In Exchange Rate During Year	[1]	5.26%	2.80%	(0.69%)

[1]	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average.